Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives on Intangible Assets, Net (Details)	Sep. 30, 2024
Land Use Rights [Member]
Schedule of Estimated Useful Lives on Intangible Assets, Net [Line Items]
Estimated useful lives	36 years
Digital Factory Operation Management System [Member]
Schedule of Estimated Useful Lives on Intangible Assets, Net [Line Items]
Estimated useful lives	10 years
Mask Customization System [Member]
Schedule of Estimated Useful Lives on Intangible Assets, Net [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Patent [Member]
Schedule of Estimated Useful Lives on Intangible Assets, Net [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Patent [Member]
Schedule of Estimated Useful Lives on Intangible Assets, Net [Line Items]
Estimated useful lives	10 years